CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Research and development (including $1,796 and $69 from related party, for the year ended December 31, 2024 and December 31, 2023, respectively)		$ 5,815	$ 3,708
General and administrative (including $2,972 and $48 from related party, for the year ended December 31, 2024 and December 31, 2023, respectively)		6,756	973
TOTAL OPERATING EXPENSES		12,571	4,681
OPERATING LOSS		12,571	4,681
Financial expenses (income), net (including $(1,249) and $83 from related party, for the year ended December 31, 2024 and December 31, 2023, respectively)		3,938	395
LOSS BEFORE INCOME TAX		16,509	5,076
INCOME TAX		10	32
NET LOSS FOR THE YEAR		16,519	5,108
Attributable to:
Equity holders of the Company		16,443	4,942
Non-controlling interests		76	166
NET LOSS FOR THE YEAR		$ 16,519	$ 5,108
LOSS PER ORDINARY SHARE, BASIC	[1]	$ 394.94	$ 659.55
LOSS PER ORDINARY SHARE, DILUTED		$ 394.94	$ 659.55
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF BASIC LOSS PER SHARE	[1]	41,635	7,493
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING USED IN COMPUTATION OF DILUTED LOSS PER SHARE		41,635	7,493

[1]	All share amounts for the year ended December 31, 2023 have been retroactively adjusted to reflect a 1-for-9 reverse share split, effected on November 27, 2024, and all share amounts for the years ended December 31, 2024 and 2023 have been retroactively adjusted to reflect a 1-for-15 reverse share split, effected on July 28, 2025, as discussed in Note 1h